Property, Plant and Equipment, Intangible Assets and Goodwill - Summary of Intangible Assets and Goodwill (Parenthetical) (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Stanbridge Group Limited [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill of acquisitions	R$ 31,726
Addition goodwill of acquisitions	136,626
TTA - SAS Techniques et Technologies Appliquees [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill of acquisitions	23,618
LubrigrupoII, S.A. [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill of acquisitions	6,856
Metrolube [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill of acquisitions	R$ 67,548